Commitment and Contingencies - Future Minimum Payments under Operating Lease (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019		$ 792
2020	$ 1,600	887
2021	$ 1,700	914
Operating Leases, Future Minimum Payments Due, Total		$ 2,593